Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	28
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$190,232,873.73	0.4755822	$167,549,615.42	0.4188740	$22,683,258.31
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$402,882,873.73	0.3221388	$380,199,615.42	0.3040016	$22,683,258.31

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	31.51		30.63
Pool Receivables Balance	$433,002,959.21		$409,596,806.87
Remaining Number of Receivables	45,259		44,113

Adjusted Pool Balance	$421,784,568.93		$399,101,310.62

III. COLLECTIONS

Principal:
Principal Collections	$22,746,459.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$446,900.76
Total Principal Collections	$23,193,360.12

Interest:
Interest Collections	$1,094,403.89
Late Fees & Other Charges	$42,633.12
Interest on Repurchase Principal	$-
Total Interest Collections	$1,137,037.01

Collection Account Interest	$10,120.08
Reserve Account Interest	$1,533.44
Servicer Advances	$-

Total Collections	$24,342,050.65

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	28
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$24,342,050.65
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,342,050.65

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$360,835.80	$-	$360,835.80	$360,835.80
	Collection Account Interest					$10,120.08
	Late Fees & Other Charges					$42,633.12
Total due to Servicer						$413,589.00

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$166,453.76		$166,453.76
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$312,849.68		$312,849.68	$312,849.68

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$23,462,773.97

9.	Regular Principal Distribution Amount:					$22,683,258.31

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$22,683,258.31
	Class A-4 Notes				$-
	Class A Notes Total:		$22,683,258.31		$22,683,258.31
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$22,683,258.31		$22,683,258.31

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					779,515.66

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,218,390.28
Beginning Period Amount	$11,218,390.28
Current Period Amortization	$722,894.03
Ending Period Required Amount	$10,495,496.25
Ending Period Amount	$10,495,496.25
Next Distribution Date Required Amount	$9,798,564.80

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	28
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.48%	4.74%	4.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.93%	43,640	98.34%	$402,806,217.61
30 - 60 Days	0.82%	361	1.24%	$5,078,651.62
61 - 90 Days	0.21%	94	0.35%	$1,454,008.02
91-120 Days	0.04%	18	0.06%	$257,929.62
121 + Days	0.00%	0	0.00%	$-
Total		44,113		$409,596,806.87

Delinquent Receivables 30+ Days Past Due
Current Period	1.07%	473	1.66%	$6,790,589.26
1st Preceding Collection Period	1.02%	462	1.55%	$6,690,526.29
2nd Preceding Collection Period	1.04%	482	1.57%	$7,186,020.25
3rd Preceding Collection Period	1.28%	604	1.86%	$8,956,109.50
Four-Month Average	1.10%		1.66%

Repossession in Current Period		27		$341,774.96
Repossession Inventory		83		$315,760.33

Current Charge-Offs
Gross Principal of Charge-Offs				$659,692.98
Recoveries				$(446,900.76)
Net Loss				$212,792.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.59%

Average Pool Balance for Current Period				$421,299,883.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.61%
1st Preceding Collection Period				1.26%
2nd Preceding Collection Period				0.26%
3rd Preceding Collection Period				1.69%
Four-Month Average				0.95%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		52	1,902	$28,030,611.04
Recoveries		51	1,665	$(14,828,799.75)
Net Loss				$13,201,811.29
Cumulative Net Loss as a % of Initial Pool Balance				1.02%

Net Loss for Receivables that have experienced a Net Loss *		39	1,501	$13,236,470.86
Average Net Loss for Receivables that have experienced a Net Loss				$8,818.43

Principal Balance of Extensions				$1,289,315.38
Number of Extensions				91

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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